Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]

Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2020	Dec 31, 2019
Irrevocable lending commitments	165,643	167,788
Revocable lending commitments	50,233	43,652
Contingent liabilities	47,978	49,232
Total	263,854	260,672

Other Commitments and Contingent Liabilities [text block table]	Other commitments and other contingent liabilities
in € m.	Dec 31, 2020	Dec 31, 2019
Other commitments	144	143
Other contingent liabilities	73	78
Total	217	220